                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPT 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       VERCINGETORIX CORP.
            ------------------------------------------
Address:    122 EAST 55TH ST., 5TH FLOOR
            ------------------------------------------
            NY NY 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     CURTIS L. ALEXANDER
          --------------------------------------------
Title:    MANAGING PARTNER
          --------------------------------------------
Phone:    978-579-9700
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Curtis L. Alexander           Sudbury, MA                    2/14/08
------------------------  -----------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-                        NONE
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       NONE
                                              -----------------------

Form 13F Information Table Entry Total:
                                              -----------------------

Form 13F Information Table Value Total:
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-                        NONE
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                               UBS PRIME SERVICES
                             SECTION 13F POSITIONS
                                   12/31/2007
                              MEDIA GROUP INV. L.P.


                                                                 Report: POS013F
                                                   Printed: 02/14/2008  14:09:01

CUSIP            SYMBOL       DESCRIPTION                                                        SHARES            MARKET VALUE
-----            ------       -----------                                                        ------            ------------
004329108        AIXD         ACCESS INTEGRATED TECHNOLOGIES INC CL A                            644,260           2,879,842.20
G20045202        CETV         ***CENTRAL EUROPEAN MEDIA ENTERPRISES LTD-CL A                     146,392          16,978,544.16
20030N101        CMCSA        COMCAST CORP NEW CL A                                              137,636           2,513,233.36
530555101        LBTYA        LIBERTY GLOBAL INC CLASS A                                         147,829           5,793,418.51
530555309        LBTYK        LIBERTY GLOBAL INC SERIES C                                        200,029           7,319,061.11
615369105        MCO          MOODYS CORP                                                         90,400           3,227,280.00
L6388F110        MICC         MILLICOM INTERNATIONAL CELLULAR SA                                 264,223          31,162,460.62
62913F201        NIHD         NII HOLDINGS INC CL B                                               61,300           2,962,016.00
68555P100        ORBC         ORBCOMM INC                                                        811,532           5,104,536.28
690027206        OUTD         OUTDOOR CHANNEL HOLDINGS INC           NEW                          20,000             138,000.00
775109200        RCI          ***ROGERS COMMUNICATIONS INC CL B NON-VTG                          237,950          10,767,237.50
88732J108        TWC          TIME WARNER CABLE-A CLASS A                                        186,900           5,158,440.00
68370R109        VIP          ***OPEN JT STK CO-VIMPEL COMMUNICATIONS SPONSORED                  181,153           7,535,964.80
                              ADR
92769L101        VMED         VIRGIN MEDIA INC                                                   349,185           5,985,030.90
92047K107        VVTV         VALUEVISION MEDIA INC-CL A CL A                                  1,516,205           9,536,929.45
                                                                                               ---------           ------------

                                                                                                 TOTAL:          117,061,994.89